Note 8 - Income Taxes (Details) - Unrecognized Tax Benefits (USD $)	12 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012
Note 8 - Income Taxes (Details) - Unrecognized Tax Benefits [Line Items]
Reductions due to closed statutes	$ (3,500,000)
Unrecognized tax benefits	27,700,000
Successor [Member]
Note 8 - Income Taxes (Details) - Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefits	25,600
Additions based on current year tax positions	1,700	300
Additions based upon prior year tax positions (including acquired uncertain tax positions)	7,400	26,300
Reductions due to closed statutes	(6,700)	(1,000)
Reductions for settlements and payments	(300)
Unrecognized tax benefits	27,700	25,600
Predecessor [Member]
Note 8 - Income Taxes (Details) - Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefits			22,700	18,800
Additions based on current year tax positions			800	2,300
Additions based upon prior year tax positions (including acquired uncertain tax positions)			300	1,700
Reductions due to closed statutes			(300)	(100)
Unrecognized tax benefits			$ 23,500	$ 22,700